Stockholders' Equity	6 Months Ended
Feb. 24, 2018
Equity [Abstract]
Stockholders' Equity
Stockholders' Equity
Successor Stock
The Company is authorized to issue 600,000,000 shares of common stock, par value $0.01 per share, of which 70,562,477 shares of Simply Good Foods were issued at the time of the Business Combination transaction and at August 26, 2017. The number of outstanding shares as of August 26, 2017 was previously reported within our Annual Report to be 70,628,322 due to the improper inclusion of 65,845 restricted stock units that were not outstanding shares of common stock at August 26, 2017. The disclosure of shares outstanding at August 26, 2017 has been updated in this report to reflect the actual number of shares outstanding.
During the twenty-six week period ended February 24, 2018, equity warrants were converted for 20,096 shares of common stock and 70,582,573 shares of common stock were issued and outstanding at February 24, 2018. Please refer to Note 11 regarding the treatment of stock-based compensation and restricted stock units.
Successor Equity Warrants
Prior to the Business Combination, Conyers Park issued 13,416,667 public warrants and 6,700,000 private placement warrants. Simply Good Foods assumed the Conyers Park equity warrants upon the change of control event. As a result of the Business Combination, the warrants issued by Conyers Park are no longer exercisable for shares of Conyers Park common stock, but instead are exercisable for common stock of Simply Good Foods. All other features of the warrants remain unchanged.
Each whole warrant entitles the holder to purchase one whole share of the Company's common stock at a price of $11.50 per share, subject to adjustment as discussed below. The public warrants became exercisable 30 days after the completion of the Business Combination and expire five years after that date, or earlier upon redemption or liquidation. The private warrants do not expire.
The Company may call the public warrants for redemption, in whole and not in part, at a price of $0.01 per warrant upon not less than 30 days prior written notice of redemption to each warrant holder if the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ended three business days before the Company sends the notice of redemption to the warrant holders.
If the number of outstanding shares of the Company’s common stock is increased by a stock dividend payable in shares of common stock, or by a split-up of shares of common stock or other similar event, then, on the effective date of such stock dividend, split-up or similar event, the number of shares of common stock issuable on exercise of each warrant will be increased in proportion to such increase in the outstanding shares of common stock.
If the number of outstanding shares of the Company’s common stock is decreased by a consolidation, combination, reverse stock split or reclassification of shares of common stock or other similar event, then, on the effective date of such consolidation, combination, reverse stock split, reclassification or similar event, the number of shares of common stock issuable on exercise of each warrant will be decreased in proportion to such decrease in outstanding shares of common stock.
Due to the exercise of 20,096 warrants during the twenty-six week period ended February 24, 2018, the Company had 20,096,571 warrants outstanding as of February 24, 2018.
Predecessor Warrant Liabilities of Atkins
Atkins, the predecessor company, had outstanding warrants prior to the transaction forming Simply Good Foods. These Warrants were settled as a part of the Business Combination. Refer to Note 3 for additional details on the Business Combination.
Historically, the value of the predecessor warrants were reflected as a liability in the accompanying consolidated financial statements and adjusted to fair value each reporting period through change in warrant liabilities in the accompanying Consolidated Statements of Operations and Comprehensive Income. For the predecessor entity, other income (expenses) of $1.1 million was included in the changes in warrant liabilities in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Income for the thirteen weeks ended February 25, 2017.